Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$751,598.66

Principal:
Principal Collections	$13,879,776.26
Prepayments in Full	$6,433,348.63
Liquidation Proceeds	$168,942.12
Recoveries	$104,164.78
Sub Total	$20,586,231.79
Collections	$21,337,830.45

Purchase Amounts:
Purchase Amounts Related to Principal	$76,055.84
Purchase Amounts Related to Interest	$181.95
Sub Total	$76,237.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,414,068.24

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,414,068.24
Servicing Fee	$329,625.70	$329,625.70	$0.00	$0.00	$21,084,442.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,084,442.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,084,442.54
Interest - Class A-3 Notes	$35,255.68	$35,255.68	$0.00	$0.00	$21,049,186.86
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$20,994,061.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,994,061.86
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$20,971,037.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,971,037.69
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$20,952,833.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,952,833.02
Regular Principal Payment	$18,965,424.77	$18,965,424.77	$0.00	$0.00	$1,987,408.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,987,408.25
Residual Released to Depositor	$0.00	$1,987,408.25	$0.00	$0.00	$0.00

Total		$21,414,068.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,965,424.77
Total					$18,965,424.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,965,424.77	$41.68	$35,255.68	$0.08	$19,000,680.45	$41.76
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$18,965,424.77	$14.41	$131,609.52	$0.10	$19,097,034.29	$14.51

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$141,022,716.14	0.3098992	$122,057,291.37	0.2682224
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$341,812,716.14	0.2597598	$322,847,291.37	0.2453471

Pool Information
Weighted Average APR	2.286%	2.282%
Weighted Average Remaining Term	32.71	31.90
Number of Receivables Outstanding	21,667	21,118
Pool Balance	$395,550,844.16	$374,804,583.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$370,773,925.23	$351,497,306.56
Pool Factor	0.2794427	0.2647862

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$23,307,277.24
Targeted Overcollateralization Amount	$51,957,292.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,957,292.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$188,137.51
(Recoveries)		46	$104,164.78
Net Loss for Current Collection Period			$83,972.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2548%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4238%
Second Prior Collection Period			0.7038%
Prior Collection Period			0.2868%
Current Collection Period			0.2616%
Four Month Average (Current and Prior Three Collection Periods)			0.4190%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1440	$4,627,680.93
(Cumulative Recoveries)			$994,770.83
Cumulative Net Loss for All Collection Periods			$3,632,910.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2567%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,213.67
Average Net Loss for Receivables that have experienced a Realized Loss			$2,522.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	285	$6,612,497.70
61-90 Days Delinquent	0.24%	39	$898,822.25
91-120 Days Delinquent	0.06%	8	$229,770.66
Over 120 Days Delinquent	0.04%	5	$133,200.30
Total Delinquent Receivables	2.10%	337	$7,874,290.91

Repossession Inventory:
Repossessed in the Current Collection Period		12	$220,627.88
Total Repossessed Inventory		22	$482,225.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2339%
Prior Collection Period			0.2077%
Current Collection Period			0.2462%
Three Month Average			0.2293%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3367%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$1,773,306.70
2 Months Extended	123	$3,108,844.45
3+ Months Extended	17	$453,601.08

Total Receivables Extended	217	$5,335,752.23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer